CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following items:

	June 30, 2025	December 31, 2024

Cash at banks and on hand	719	889
Short-term deposits with original maturity of less than three months	563	800
Cash and cash equivalents*	1,282	1,689

Less overdrafts	—	(1)

Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	1,282	1,688
* Cash and cash equivalents include an amount of US$326 (2024: US$242) relating to banking operations in Pakistan. Customer deposits balance of US
$676
(2024: US$556) is included in the ‘Trade and other payables’.
Cash and cash equivalent balances as of June 30, 2025 and December 31, 2024 exclude restricted cash and deposits held within the group. Cash balances as of June 30, 2025 include investments in money market funds of US$$40 (December 31,
2024: US$$98).
As of June 30, 2025, US$455 (2024: US$437) of cash at the level of Ukraine was subject to currency restrictions that limited ability to upstream the cash or make certain payments outside the country, but these balances are otherwise freely available to the Ukrainian operations.